NOTE 7 – OTHER CURRENT LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2022
Other Liabilities Disclosure [Abstract]
NOTE - 7 OTHER CURRENT LIABILITIES - Schedule of Other CurrentLiabilities
	September 30,	December 31,
	2022	2021
Accrued liabilities	$30,825	$61,153
Payable for acquisition of subsidiaries	75,000	—
Accrued interest	—	8,173
Salary payable - management	89,628	92,229
Salary payable	3,708	—
Employee benefits	112,309	105,221
Other current liabilities	203,753	40,273
	$515,223	$307,049